FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
             or fiscal year ending:  12/31/2000  (b)

Is this a transition report?: (Y/N)                                   __N__

Is this an amendment to a previous filing? (Y/N)                      __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.  Registrant Name: Prudential Variable Contract Account GI-2
     B.  File Number: 811-07545
     C.  Telephone Number:973-716-5674

2.   A.  Street: Prudential Plaza
     B.  City: Newark      C.  State: NJ     D.  Zip Code:07102    Zip Ext: 3777
     E.  Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)       __N__

4.   Is this the last filing on this form by Registrant? (Y/N)        __N__

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  __N__

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.  Is Registrant multiple portfolio company? (Y/N)              __N__
    (If answer is "N" (No), go to item 8.)

     B. How many separate series 6r portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
 Series                                                         last filing
 Number               Series Name                               for this series?
 ------               -----------                               ----------------

   1                                                                 (Y/N)


SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*  A.  Depositor Name: Prudential Insurance Company of America
       B.  File Number (If any): 801-12484
       C.  City: Newark   State: NJ   Zip Code: 07102   Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:

111.*  A.  Depositor Name:
       B.  File Number (If any):_______________________
       C. City:________________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

112.*  A.  Sponsor Name:
       B.  File Number (If any):_______________________
       C.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

112.*  A.  Sponsor Name:
       B.  File Number (If any):_______________________
       C.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________


SCREEN NUMBER: 65       PAGE NUMBER: 47

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 48, "X":


113.*  A.  Trustee Name:
       B.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

113.*  A.  Trustee Name:
       B.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

114.*  A.  Principal Underwriter Name:  Prudential Investment Management
                                        Services, LLC
       B.  File Number: 8-3650
       C.  City: Newark  State: NJ  Zip Code: 07102  Zip Ext: 4077
       Foreign Country:_____________________ Foreign Postal Code:_______________

114.*  A.  Principal Underwriter Name:
       B.  File Number: 8-
       C.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

115.*  A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP
       B.  City: New York  State: NY  Zip Code: 10036  Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________

115.*  A.  Independent Public Accountant Name:
       B.  City:_______________ State:______ Zip Code:__________ Zip Ext:_______
       Foreign Country:_____________________ Foreign Postal Code:_______________


SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 49, "X"


116.*  A.  Is Registrant part of a family of investment
           companies? (Y/N)                                          __N__
       B.  Identify the family in 10 letters:
       (NOTE: In filing this form, use this identification consistently for all investment companies in family.
       This designation is for purposes of this form only.)

117.*  A.  Is Registrant a separate account of an insurance
           company? (Y/N)                                            _____
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  Variable annuity contracts? (Y/N):                        _____
       C.  Scheduled premium variable life contracts:                _____
       D.  Flexible premium variable life contracts:                 _____
       E.  Other types of insurance products registered under
           the Securities Act of 1933? (Y/N)                         _____

118.*  State the number of series existing at the end of the period that had securities registered under the Securities
       Act of 1933                                                   __1__

119.*  State the number of new series for which registration statements under the Securities Act of 1933 became
       effective during the period                                   __0__

120.*  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
       ($000's omitted)                                              _____

121.*  State the number of series for which a current prospectus
       was in existence at the end of the period                     __1__

122.*  State the number of existing series for which additional units were registered under the Securities Act of 1933
       during the period                                             __1__


SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 50, "X":


123.*  State the total value of the additional units considered
       in answering item 122 ($000's omitted)                      $ (1,420)

124.*  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
       current period (the value of these units is to be measured on the date they were placed in the subsequent series)
       ($000's omitted)                                              _____

125.   State the total dollar amount of sales loads collected
       (before reallowances to other brokers or dealers) by
       Registrant's principal underwriter and any underwriter
       which is an affiliated person of the principal underwriter during the current period solely from the sale of units
       of all series of Registrant ($000's omitted)                  _____

126.   Of the amounts shown in item 125, state the total dollar
       amount of sales loads $000 collected from secondary
       market operations in Registrant's units (include the
       sales loads, if any, collected on units of a prior series
       placed in the portfolio of a  subsequent series.)
       ($000's omitted)                                              $   0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of   Total Assets   Total Income
                                        Series      ($000's      Distributions
                                      Investing     omitted)    ($000's omitted)
                                      ---------   ------------  ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities           1        $46,636
K.  Other securities
L.  Total assets of all series of         1        $46,636
    registrant


SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/2000                             If filing more than one
File number 811-07545                                    Page 51, "X"


128.   Is the timely payment of principal and interest on any of
       the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
       an entity other than the issuer? (Y/N)                        _____

129.*  Is the issuer of any instrument covered in item 128
       delinquent or in default as to payment of principal or
       interest at the end of the current period? (Y/N)              _____

130.   In computations of NAV or offering price per unit, is any
       part of the value attributed to instruments identified in
       item 129 derived from insurance or guarantees? (Y/N)          _____

131.   Total expenses incurred by all series of Registrant during
       the current reporting period ($000's omitted)                $  198

132.* List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

             811-07545        811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-
             811-             811-            811-           811-


SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the city of Livingston and State of New Jersey on the 28th day of February, 2001.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


BY: /S/ William J. Eckert               WITNESS: /S/ William Sues

        William J. Eckert                            William Sues
        Vice President                               Director, Separate Accounts
        Chief Accounting Officer